NET INCOME PER SHARE (Details 2)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
NET INCOME PER SHARE
Issuance of common shares for share-based compensation	2,150,814	1,075,406
Shares transferred to relevant employees	651,732	1,291,814
Common shares repurchased and cancelled	1	2